Other Real Estate Owned	12 Months Ended
Dec. 31, 2020
Other Real Estate [Abstract]
Other Real Estate Owned	Note 12 – Other real estate ownedThe following tables present the activity related to Other Real Estate Owned (“OREO”), for the years ended December 31, 2020, 2019 and 2018.
	For the year ended December 31, 2020
	OREO	OREO
(In thousands)	Commercial/Construction	Mortgage	Total
Balance at beginning of period	$16,959	$105,113	$122,072
Write-downs in value	(1,564)	(3,060)	(4,624)
Additions	2,223	17,785	20,008
Sales	(4,359)	(49,797)	(54,156)
Other adjustments	(45)	(109)	(154)
Ending balance	$13,214	$69,932	$83,146
	For the year ended December 31, 2019
	OREO	OREO
(In thousands)	Commercial/Construction	Mortgage	Total
Balance at beginning of period	$21,794	$114,911	$136,705
Write-downs in value	(1,584)	(4,541)	(6,125)
Additions	6,801	62,630	69,431
Sales	(9,892)	(67,137)	(77,029)
Other adjustments	(160)	(750)	(910)
Ending balance	$16,959	$105,113	$122,072
	For the year ended December 31, 2018
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$21,411	$147,849	$19,595	$188,855
Write-downs in value	(2,974)	(10,380)	(287)	(13,641)
Additions	10,688	41,167	-	51,855
Sales	(8,108)	(78,330)	(3,282)	(89,720)
Other adjustments	777	(728)	(693)	(644)
Transfer to non-covered status[1]	-	15,333	(15,333)	-
Ending balance	$21,794	$114,911	$-	$136,705
[1]

Represents the reclassification of OREOs to the non-covered category, pursuant to the Termination Agreement of all shared-loss agreements with the Federal Deposit Insurance Corporation related to loans acquired from Westernbank, that was completed on May 22, 2018.